Goodwill by Business Segment (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Goodwill [Line Items]
Beginning Balance	$ 17,904		$ 18,042
Acquisition	70
Acquisitions/dispositions			(108)
Foreign exchange translation	101		(61)
Other			31	[1]
Ending Balance	18,075		17,904
Investment Management
Goodwill [Line Items]
Beginning Balance	9,373		9,359
Acquisition	70
Acquisitions/dispositions			10
Foreign exchange translation	63		(32)
Other	2	[1]	36	[1]
Ending Balance	9,508		9,373
Investment Services
Goodwill [Line Items]
Beginning Balance	8,491	[2]	8,515	[2]
Acquisitions/dispositions			10	[2]
Foreign exchange translation	38	[2]	(29)	[2]
Other	(12)	[1],[2]	(5)	[1],[2]
Ending Balance	8,517	[2]	8,491	[2]
Other Operating Segment
Goodwill [Line Items]
Beginning Balance	40	[2]	168	[2]
Acquisitions/dispositions			(128)	[2]
Other	10	[1],[2]
Ending Balance	$ 50	[2]	$ 40	[2]

[1]	Other changes in goodwill include purchase price adjustments and certain other reclassifications.
[2]	Includes the reclassification of goodwill associated with the Shareowner Services business from Investment Services to the Other segment.